Events after the reporting date (Details) - USD ($)		2 Months Ended	12 Months Ended
	Jan. 23, 2026	Mar. 03, 2026	Dec. 31, 2025	Dec. 31, 2024	[1]	Dec. 31, 2023	[1]	May 02, 2024
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares sold under ATM program (in shares)			228,238
Gross proceeds from shares sold under ATM program			$ 1,093,000	$ 0		$ 0
Ordinary Shares | Perceptive Credit Holdings IV, LP
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares available to purchase under warrant certificate (in shares)								400,000
Perceptive Credit Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowings								$ 50,000,000.0
Perceptive Credit Agreement | Term SOFR
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjusted interest rate								6.25%
Perceptive Credit Agreement | Term SOFR Floor
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjusted interest rate								4.00%
Major Borrowing Transactions | Ordinary Shares | Perceptive Credit Holdings IV, LP
Disclosure Of Detailed Information About Borrowings [Line Items]
Additional shares available to purchase under warrant certificate (in shares)	75,000
Major Borrowing Transactions | Ordinary Shares | Perceptive Credit Holdings IV, LP | Warrant Rights, Tranche C
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares available to purchase under warrant certificate (in shares)	100,000
Major Borrowing Transactions | Ordinary Shares | Perceptive Credit Holdings IV, LP | Warrant Rights, Tranche D
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares available to purchase under warrant certificate (in shares)	100,000
Major Borrowing Transactions | Perceptive Credit Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Additional borrowings	$ 25,000,000.0
Trailing twelve-month revenue triggering draw down	$ 85,000,000.0
Major Borrowing Transactions | Perceptive Credit Agreement | Term SOFR
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjusted interest rate	4.00%
Major Borrowing Transactions | Perceptive Credit Agreement | Term SOFR Floor
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjusted interest rate	6.25%
Major Borrowing Transactions | Tranche C
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowings	$ 12,500,000
Major Borrowing Transactions | Tranche D
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowings	$ 12,500,000
Major ordinary share transactions
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares sold under ATM program (in shares)		2,795,485
Gross proceeds from shares sold under ATM program		$ 14,300,000

[1]	Refer to “Note 2—Material Accounting Policies—Statement of Cash Flows - Interest Classification” for details on change in accounting policy.